Acquisition of subsidiaries (Tables)	6 Months Ended
Mar. 31, 2023
Acquisition of subsidiaries
Schedule of Acquisition of subsidiaries
For the six
months ended
March 31,
2023
(unaudited)
Cash	$602
Biological assets	29,655,127
Land use rights	6,446,124
Total assets	$36,101,853

Other payables	$(21,506)
Total liabilities	$(21,506)

Net tangible assets	$36,080,347
Goodwill	-
Total fair value of purchase price allocation	$36,080,347

Consideration in the form of shares	$18,373,771
Consideration in the form of cash	17,706,576
Total consideration	$36,080,347